UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-3495

DWS Money Market Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/07

ITEM 1.           REPORT TO STOCKHOLDERS

JUNE 30, 2007

Seminnual Report
to Shareholders

DWS Money Market Series

Prime Reserve Class S
Premium Class S

Contents

click here Information About Your Fund's Expenses

click here Portfolio Summary

click here Investment Portfolio

click here Financial Statements

click here Financial Highlights

click here Notes to Financial Statements

click here Account Management Resources

click here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Please read this fund's prospectus for specific details regarding its risk profile.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Prime Reserve Class S and Premium Class S shares of the Fund limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2007 to June 30, 2007).

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2007
Actual Fund Return	Prime Reserve Class S	Premium Class S
			Beginning Account Value 1/1/07	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/07	$ 1,025.80	$ 1,026.20
Expenses Paid per $1,000*	$ 1.05	$ .60
Hypothetical 5% Fund Return	Prime Reserve Class S	Premium Class S
			Beginning Account Value 1/1/07	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/07	$ 1,023.75	$ 1,024.20
Expenses Paid per $1,000*	$ 1.05	$ .60
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratio	Prime Reserve Class S	Premium Class S
DWS Money Market Series	.21%	.12%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Asset Allocation	6/30/07	5/31/07

Short-Term Notes	43%	50%
Commercial Paper	26%	25%
Certificates of Deposit and Bank Notes	16%	20%
Time Deposits	6%	—
Municipal Bonds and Notes	5%	1%
Master Notes	2%	3%
Asset Backed	1%	1%
Repurchase Agreements	1%	—
	100%	100%
Weighted Average Maturity

DWS Money Market Series	28 days	36 days
First Tier Retail Money Fund Average*	43 days	42 days
* The Fund is compared to its respective iMoneyNet Category: First Tier Retail Money Fund Average — Category includes a widely-recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio Holdings of First Tier funds include US Treasury, US Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

Asset allocation and weighted average maturity are subject to change. For more complete details about the Fund's holdings, see page 7. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Fund's top ten holdings and other information about the Fund is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of June 30, 2007 (Unaudited)

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 15.8%
ABN AMRO Bank NV, 5.31%, 8/16/2007	400,000,000	400,000,000
Bank of America NA:
5.25%, 9/7/2007	63,000,000	63,000,000
5.3%, 10/19/2007	400,000,000	400,000,000
Bank of Tokyo-Mitsubishi-UFJ, Ltd., 5.35%, 8/23/2007	222,500,000	222,500,000
Barclays Bank PLC:
5.31%, 8/16/2007	200,000,000	200,000,000
5.32%, 8/23/2007	250,000,000	250,000,000
Bayerische Landesbank, 5.305%, 7/23/2007	100,000,000	100,000,302
Calyon, 5.35%, 8/28/2007	75,000,000	74,999,813
Canadian Imperial Bank of Commerce, 5.41%, 3/17/2008	120,000,000	120,006,027
Citibank NA, 5.3%, 8/10/2007	73,000,000	73,000,000
Credit Agricole SA, 5.31%, 11/13/2007	25,000,000	24,999,088
Credit Industrial et Commercial:
5.33%, 8/10/2007	132,000,000	131,999,353
5.33%, 8/21/2007	76,700,000	76,700,536
Credit Suisse, 5.31%, 7/12/2007	643,500,000	643,500,000
Depfa Bank PLC, 5.3%, 7/5/2007	14,000,000	13,999,993
Mizuho Corporate Bank:
5.32%, 7/24/2007	100,000,000	100,000,000
5.33%, 8/20/2007	86,500,000	86,500,000
Norinchukin Bank:
5.27%, 9/10/2007	63,000,000	63,000,000
5.32%, 7/18/2007	130,000,000	129,999,697
5.35%, 8/20/2007	50,000,000	50,004,627
5.35%, 8/27/2007	100,000,000	100,000,000
Toronto Dominion Bank, 5.3%, 9/28/2007	70,000,000	70,000,000
UniCredito Italiano SpA, 5.3%, 7/10/2007	100,000,000	100,000,000
Total Certificates of Deposit and Bank Notes (Cost $3,494,209,436)		3,494,209,436

Commercial Paper** 25.9%
Alliance & Leicester PLC, 5.24%, 7/10/2007	75,000,000	74,901,750
AstraZeneca PLC:
5.22%, 12/12/2007	140,000,000	136,670,800
5.255%, 9/18/2007	100,000,000	98,846,819
5.275%, 9/24/2007	79,100,000	78,114,820
Atlantic Asset Securitization LLC, 5.32%, 8/15/2007	49,855,000	49,523,464
Bank of America Corp.:
5.224%, 9/24/2007	200,000,000	197,533,111
5.265%, 9/28/2007	50,000,000	49,349,188
Cancara Asset Securitization LLC, 5.225%, 8/13/2007	175,025,000	173,932,674
Carrera Capital Finance LLC, 5.25%, 7/17/2007	67,000,000	66,843,667
Cedar Springs Capital Co., LLC:
5.255%, 7/23/2007	75,000,000	74,759,146
5.305%, 7/11/2007	10,200,000	10,184,969
Charta LLC:
5.24%, 7/11/2007	95,000,000	94,861,722
5.275%, 8/15/2007	100,000,000	99,340,625
CHI Catholic Health Initiatives:
5.33%, 8/7/2007	30,500,000	30,500,000
5.35%, 8/1/2007	55,500,000	55,500,000
5.35%, 8/13/2007	27,000,000	27,000,000
Compass Securitization LLC, 5.35%, 7/25/2007	31,240,000	31,128,577
Concentrate Manufacturing Co. of Ireland, 5.28%, 7/11/2007	60,000,000	59,912,000
Connecticut Yale University:
3.64%, 7/6/2007	10,100,000	10,099,327
3.65%, 7/2/2007	16,690,000	16,688,887
CRC Funding LLC, 5.24%, 7/18/2007	155,700,000	155,314,729
Depfa Bank PLC, 5.23%, 7/23/2007	50,000,000	49,840,194
DNB Nor Bank ASA, 5.195%, 8/27/2007	150,000,000	148,766,188
Five Finance, Inc.:
5.205%, 8/28/2007	40,000,000	39,664,567
5.26%, 7/3/2007	30,500,000	30,491,087
Giro Balanced Funding Corp.:
5.255%, 7/17/2007	50,000,000	49,883,222
5.285%, 9/28/2007	49,000,000	48,359,781
5.29%, 7/9/2007	30,000,000	29,964,733
5.3%, 7/2/2007	35,000,000	34,994,847
5.31%, 7/20/2007	50,557,000	50,415,314
5.32%, 7/13/2007	100,000,000	99,822,667
Giro Funding US Corp., 5.275%, 8/30/2007	45,000,000	44,604,375
Greyhawk Funding LLC:
5.27%, 7/5/2007	2,500,000	2,498,536
5.315%, 7/27/2007	52,300,000	52,099,241
Irish Life & Permanent PLC, 5.18%, 7/11/2007	25,000,000	24,964,028
K2 (USA) LLC:
5.145%, 8/8/2007	25,000,000	24,864,229
5.23%, 7/26/2007	31,600,000	31,485,231
Kitty Hawk Funding Corp., 5.37%, 7/2/2007	58,882,000	58,873,217
Lake Constance Funding LLC:
5.24%, 8/10/2007	23,000,000	22,866,089
5.245%, 8/3/2007	23,000,000	22,889,418
5.26%, 9/5/2007	50,000,000	49,517,833
5.29%, 9/20/2007	44,000,000	43,476,290
5.33%, 7/19/2007	24,000,000	23,936,040
Liberty Street Funding:
5.27%, 7/9/2007	75,000,000	74,912,167
5.29%, 9/27/2007	25,000,000	24,676,722
MetLife, Inc., 5.26%, 8/15/2007	45,000,000	44,704,125
Michigan University Regents:
3.55%, 7/3/2007	15,635,000	15,633,906
3.64%, 8/1/2007	9,555,000	9,554,363
Morgan Stanley, 5.18%, 7/27/2007	22,500,000	22,415,825
Morrigan TRR Funding LLC:
5.29%, 9/12/2007	220,000,000	217,640,072
5.33%, 7/16/2007	100,000,000	99,777,917
5.355%, 7/23/2007	70,000,000	69,770,925
5.375%, 7/23/2007	75,000,000	74,753,646
5.45%, 7/2/2007	58,451,000	58,442,151
Nieuw Amsterdam Receivables Corp.:
5.29%, 7/13/2007	49,401,000	49,313,890
5.34%, 7/25/2007	55,400,000	55,202,776
North Sea Funding LLC:
5.265%, 9/17/2007	100,943,000	99,791,493
5.32%, 7/23/2007	96,868,000	96,553,071
Northern Rock PLC:
5.2%, 7/2/2007	17,100,000	17,097,530
5.235%, 8/13/2007	50,000,000	49,687,354
Park Avenue Receivables Co., LLC, 5.29%, 7/12/2007	151,389,000	151,144,297
Perry Global Funding LLC, Series A, 5.27%, 9/26/2007	75,000,000	74,044,813
Procter & Gamble International Funding SCA:
5.245%, 7/18/2007	10,000,000	9,975,232
5.245%, 7/20/2007	15,000,000	14,958,477
5.245%, 7/24/2007	7,000,000	6,976,543
5.25%, 8/6/2007	19,800,000	19,696,050
Prudential PLC, 5.23%, 7/19/2007	50,000,000	49,869,250
Rabobank USA Financial Corp., 5.32%, 7/2/2007	31,091,000	31,086,405
Scaldis Capital LLC:
5.27%, 7/2/2007	53,375,000	53,367,186
5.34%, 7/25/2007	104,310,000	103,938,656
Sheffield Receivables Corp., 5.355%, 7/18/2007	189,690,000	189,210,321
Siemens Captal Co., LLC, 5.27%, 9/27/2007	350,000,000	345,491,222
Societe Generale North America, Inc.:
5.17%, 11/5/2007	25,000,000	24,544,035
5.17%, 11/9/2007	200,000,000	196,237,389
Swedish National Housing Finance Corp., 5.23%, 7/20/2007	137,000,000	136,621,842
Tempo Finance Corp., 5.25%, 8/21/2007	15,669,000	15,552,462
UBS Americas, Inc., 5.23%, 7/19/2007	375,000,000	374,019,375
UBS Finance (DE) LLC, 5.35%, 7/2/2007	69,838,000	69,827,621
Valcour Bay Capital Co., LLC, 5.3%, 7/13/2007	80,000,000	79,858,667
Variable Funding Capital Co. LLC, 5.26%, 7/5/2007	2,500,000	2,498,539
Westpac Banking Corp.:
5.165%, 11/9/2007	80,000,000	78,496,411
5.205%, 9/10/2007	50,000,000	49,486,729
Total Commercial Paper (Cost $5,732,112,857)		5,732,112,857

Master Notes 2.2%
The Bear Stearns Companies, Inc.:
5.475%*, 7/2/2007 (a)	350,000,000	350,000,000
5.505%*, 7/2/2007 (a)	125,000,000	125,000,000
Total Master Notes (Cost $475,000,000)		475,000,000

Guaranteed Investment Contracts 0.4%
New York Life Insurance Co., 5.42%*, 9/18/2007 (Cost $88,000,000)	88,000,000	88,000,000

Asset Backed 1.2%
Arkle Master Issuer PLC, "1A", Series 2006-1A, 5.3%*, 11/19/2007	120,000,000	120,000,000
Holmes Master Issuer PLC, "1A1", Series 2007-1, 5.3%*, 3/15/2008	75,000,000	75,000,000
Steers Mercury III Trust, 144A, 5.34%*, 5/27/2048	71,389,019	71,389,019
Total Asset Backed (Cost $266,389,019)		266,389,019

Government & Agency Obligations 0.2%
Federal Home Loan Mortgage Corp.:
5.075%**, 8/20/2007	1,412,000	1,402,047
5.08%**, 7/2/2007	11,000	10,998
5.35%**, 3/26/2008	30,000,000	30,000,000
US Treasury Bill, 4.65%**, 9/27/2007	7,163,000	7,079,840
Total Government & Agency Obligations (Cost $38,492,885)		38,492,885

Short-Term Notes* 42.6%
ABN AMRO Bank NV, 144A, 5.408%, 4/18/2008	61,500,000	61,540,724
Alliance & Leicester PLC, 5.33%, 7/8/2008	80,000,000	80,000,000
American Express Bank FSB:
5.28%, 2/8/2008	45,000,000	45,000,000
5.29%, 8/10/2007	100,000,000	100,000,000
American Express Centurion Bank:
5.28%, 2/28/2008	100,000,000	100,000,000
5.29%, 9/13/2007	50,000,000	50,000,000
5.29%, 10/10/2007	200,000,000	200,000,000
5.29%, 4/17/2008	150,000,000	149,988,074
5.4%, 11/16/2007	75,000,000	75,029,228
5.41%, 9/14/2007	70,000,000	70,016,314
American Honda Finance Corp.:
5.325%, 10/30/2007	45,000,000	45,000,000
144A, 5.326%, 5/9/2008	50,000,000	50,000,000
5.37%, 4/10/2008	105,000,000	105,042,161
144A, 5.44%, 5/12/2008	22,730,000	22,751,032
Australia & New Zealand Banking Group Ltd., 5.34%, 5/22/2008	30,000,000	30,000,000
Banco Espanol de Credito SA, 144A, 5.334%, 4/18/2008	175,000,000	175,000,000
Bank of America NA, 5.425%, 11/8/2007	15,000,000	14,999,970
Bank of Ireland, 144A, 5.3%, 7/19/2011	75,000,000	75,000,000
Berkshire Hathaway Finance Corp.:
144A, 5.4%, 1/11/2008	50,000,000	50,025,355
144A, 5.42%, 5/16/2008	38,530,000	38,566,060
Beta Finance, Inc., 144A, 5.4%, 6/11/2008	70,000,000	69,996,810
BMW US Capital LLC, 144A, 5.34%, 4/15/2010	45,000,000	45,000,000
BNP Paribas:
5.29%, 10/3/2007	50,000,000	49,995,257
5.31%, 7/25/2008	89,000,000	89,000,000
5.325%, 5/7/2008	200,000,000	200,000,000
Caisse Nationale des Caisses d'Epargne et de Prevoyance, 144A, 5.326%, 6/2/2008	155,000,000	155,000,000
Caja de Ahorros y Monte de Piedad de Madrid, 5.359%, 5/12/2008	150,000,000	150,000,000
Calyon:
5.26%, 10/3/2007	150,000,000	149,986,622
5.29%, 10/3/2007	175,500,000	175,492,896
144A, 5.33%, 7/21/2008	125,000,000	125,000,000
Canadian Imperial Bank of Commerce:
5.39%, 10/26/2007	41,250,000	41,247,724
5.41%, 6/9/2008	88,000,000	88,000,000
Carrera Capital Finance LLC, 144A, 5.3%, 2/25/2008	100,000,000	99,996,717
CC (USA), Inc.:
144A, 5.33%, 8/28/2007	50,000,000	50,003,092
144A, 5.4%, 6/11/2008	65,000,000	64,997,038
Commonwealth Bank of Australia, 5.32%, 5/23/2008	40,000,000	40,000,000
Credit Agricole SA, 5.325%, 7/22/2011	200,000,000	200,000,000
Danske Bank AS, 144A, 5.29%, 7/18/2008	150,000,000	149,987,880
DNB NOR Bank ASA, 5.32%, 5/23/2008	70,000,000	70,000,000
Five Finance, Inc., 144A, 5.4%, 6/11/2008	75,000,000	74,996,583
Fortis Bank SA/NV, 5.27%, 10/15/2007	167,000,000	166,987,723
General Electric Capital Corp.:
5.28%, 8/19/2011	75,000,000	75,000,000
5.4%, 3/4/2008	59,485,000	59,515,683
5.405%, 1/15/2008	49,486,000	49,509,429
5.415%, 4/15/2008	50,000,000	50,038,613
5.435%, 1/15/2008	15,100,000	15,109,332
HSBC Finance Corp.:
5.33%, 2/6/2012	50,000,000	50,000,000
5.37%, 5/23/2008	115,000,000	115,000,000
HSH Nordbank AG, 144A, 5.33%, 7/18/2008	120,000,000	120,000,000
International Business Machine Corp., 5.33%, 12/8/2010	50,000,000	50,000,000
Intesa Bank Ireland PLC, 5.32%, 7/25/2011	100,000,000	100,000,000
K2 (USA) LLC:
144A, 5.3%, 7/16/2007	54,000,000	53,999,993
144A, 5.315%, 4/28/2008	65,000,000	64,994,666
Links Finance LLC:
144A, 5.32%, 1/11/2008	90,000,000	90,011,567
144A, 5.325%, 8/15/2007	40,000,000	40,001,198
Lloyds TSB Group PLC, 144A, 5.29%, 6/6/2008	100,000,000	100,000,000
Merrill Lynch & Co., Inc.:
5.05%, 7/6/2007	50,000,000	50,000,467
5.29%, 7/27/2007	125,000,000	125,000,000
5.33%, 9/15/2010	70,000,000	70,000,000
5.4%, 2/3/2009	60,000,000	60,000,000
5.475%, 7/9/2007	53,000,000	53,001,674
Metropolitan Life Global Funding I, 144A, 5.34%, 11/9/2007	30,000,000	30,004,683
Morgan Stanley:
5.34%, 9/5/2007	250,000,000	250,000,000
5.435%, 9/10/2007	170,000,000	170,000,000
National Australia Bank Ltd., 5.29%, 2/15/2008	125,000,000	125,000,000
Natixis SA:
144A, 5.346%, 11/9/2011	200,000,000	200,000,000
5.4%, 3/31/2008	338,500,000	338,449,456
5.42%, 8/31/2007	100,000,000	100,000,000
Nordea Bank AB, 5.31%, 4/8/2011	45,000,000	45,000,000
Northern Rock PLC:
144A, 5.325%, 10/22/2007	100,000,000	100,000,000
5.34%, 11/5/2007	35,000,000	35,000,000
Pyxis Master Trust, Series 2007-6, 144A, 5.38%, 9/6/2014	62,000,000	62,000,000
Rabobank Nederland NV, 144A, 5.32%, 11/15/2011	195,000,000	195,000,000
Royal Bank of Canada:
5.265%, 4/4/2008	350,000,000	349,924,555
144A, 5.29%, 7/3/2008	100,000,000	100,000,000
Royal Bank of Scotland PLC:
5.265%, 4/3/2008	200,000,000	199,955,194
144A, 5.36%, 12/21/2007	100,000,000	100,019,320
Skandinaviska Enskilda Banken:
5.27%, 10/3/2007	215,000,000	214,983,555
5.32%, 2/9/2011	70,000,000	70,000,000
Societe Generale, 5.27%, 3/25/2008	35,000,000	34,993,665
Svenska Handelsbanken AB, 5.29%, 7/18/2008	200,000,000	200,000,000
Tango Finance Corp.:
144A, 5.29%, 9/24/2007	50,000,000	49,998,819
144A, 5.315%, 4/24/2008	156,500,000	156,487,258
The Goldman Sachs Group, Inc.:
5.475%, 10/5/2007	55,000,000	55,022,234
5.535%, 12/28/2007	100,000,000	100,050,931
Toyota Motor Credit Corp.:
5.3%, 4/11/2008	200,000,000	200,000,000
5.302%, 6/30/2008	200,000,000	200,000,000
UniCredito Italiano Bank (Ireland) PLC:
5.33%, 6/13/2008	185,000,000	185,000,000
144A, 5.34%, 5/2/2008	200,000,000	199,983,553
5.34%, 3/9/2011	50,000,000	50,000,000
Wachovia Bank NA:
5.31%, 9/28/2007	50,000,000	50,001,693
5.31%, 11/30/2007	56,500,000	56,505,711
Total Short-Term Notes (Cost $9,408,210,509)		9,408,210,509

Time Deposits 5.9%
Bank of Tokyo-Mitsubishi-UFJ Ltd., 5.35%, 7/2/2007	29,500,000	29,500,000
Calyon, 5.437%, 7/2/2007	53,981,643	53,981,643
Dexia Banque Belgique, 5.42%, 7/2/2007	600,000,000	600,000,000
UBS AG, 5.375%, 7/2/2007	627,456,824	627,456,824
Total Time Deposits (Cost $1,310,938,467)		1,310,938,467

Municipal Bonds and Notes*** 4.3%
Alaska, State Housing Finance Corp., Home Mortgage, Series A, AMT, 3.81%, 12/1/2036 (b)	32,425,000	32,421,758
California, State Department of Water Resources, Power Supply Revenue:
Series G-2, 3.63%, 5/1/2011, Lloyds TSB Bank PLC (c)	21,300,000	21,298,580
Series G-14, 3.63%, 5/1/2018 (b)	99,620,000	99,613,359
Series C-6, 3.63%, 5/1/2022 (b)	46,965,000	46,961,869
Series B-2, 3.83%, 5/1/2022, BNP Paribas (c)	12,795,000	12,794,232
California, State Economic Recovery Bonds, Series C-20, 3.63%, 7/1/2023 (b)	43,600,000	43,597,093
California, Housing Finance Agency Revenue, Multi-Family Housing, Series C, AMT, 3.89%, 2/1/2033	52,300,000	52,296,862
Connecticut, State Health & Educational Facilities Authority Revenue, Yale University:
Series T-1, 3.8%, 7/1/2029	12,490,000	12,489,209
Series Y-3, 3.8%, 7/1/2035	16,500,000	16,498,955
Series V-2, 3.8%, 7/1/2036	35,230,000	35,227,769
Series X-3, 3.8%, 7/1/2037	29,265,000	29,263,147
Florida, Sunshine State Governmental Financing Commission Revenue, Lehman Convention 3/1/2000, 3.9%, 7/1/2016 (b)	15,365,000	15,364,078
Fremont, CA, Certificates of Participation, Capital Improvement Financing Project, 3.63%, 8/1/2030, Scotiabank (c)	22,110,000	22,108,526
Fremont, CA, Certificates of Participation, Maintenance Center & Fire Project, 3.63%, 8/1/2032 (b)	13,030,000	13,029,131
Georgia, Metropolitan Rapid Transportation Authority, Sales Tax Revenue, Series A, 3.68%, 7/1/2025, Bayerische Landesbank (c)	21,310,000	21,308,579
Georgia, State General Obligation, Series H-2, 3.63%, 12/1/2026	43,500,000	43,497,100
Illinois, State General Obligation, Series B, 3.73%, 10/1/2033	35,000,000	34,997,783
Maryland, State Health & Higher Education Facilities Authority Revenue, Adventist, Series B, 5.37%, 1/1/2035, LaSalle Bank NA (c)	10,930,000	10,930,000
Massachusetts, State General Obligation:
Series A, 3.9%, 3/1/2026	25,610,000	25,608,463
Series B, 3.9%, 3/1/2026	42,385,000	42,382,457
Missouri, State Health & Educational Facilities Authority Revenue, St. Louis University, Series A, 3.87%, 10/1/2035 (b)	23,540,000	23,538,588
New York City, NY, Transitional Finance Authority Revenue:
Series 2B, 3.68%, 11/1/2022	29,375,000	29,373,042
Series 2C, 3.68%, 11/1/2022	12,400,000	12,399,173
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series B-3, 3.68%, 11/1/2028	26,170,000	26,168,255
Series A-1, 3.68%, 11/15/2028	44,380,000	44,377,041
Series A, 3.68%, 2/15/2030	46,600,000	46,596,893
Series C3, 3.68%, 8/1/2031	15,060,000	15,058,996
New York City, NY, Transitional Finance Authority Revenue, NYC Recovery, Series 1-1B, 3.68%, 11/1/2022	23,735,000	23,733,418
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue, Series G1, 3.43%, 4/1/2047 (b)	41,800,000	41,796,935
Santa Clara County, CA, El Camino Hospital District Facilities Authority Revenue, Medical Center Project:
Series A, 3.69%, 8/1/2015, State Street Bank & Trust (c)	20,000,000	19,998,667
Series B, 3.69%, 8/1/2015, State Street Bank & Trust (c)	13,200,000	13,199,120
Utah, Transit Authority Sales Tax Revenue, Series A, 3.87%, 6/15/2036, Fortis Bank SA (c)	20,105,000	20,103,794
Total Municipal Bonds and Notes (Cost $948,032,872)		948,032,872
Repurchase Agreements 0.9%
Banc of America Securities LLC, 4.1%, dated 6/29/2007, to be repurchased at $27,402,009 on 7/2/2007 (d)	27,392,650	27,392,650
JPMorgan Securities, Inc., 5.25%, dated 6/29/2007, to be repurchased at $26,041,450 on 7/2/2007 (e)	26,030,062	26,030,062
JPMorgan Securities, Inc., 5.4%, dated 6/29/2007, to be repurchased at $129,205,520 on 7/2/2007 (f)	129,147,404	129,147,404
Merrill Lynch Government Securities, Inc., 5.2%, dated 6/29/2007, to be repurchased at $11,004,767 on 7/2/2007 (g)	11,000,000	11,000,000
State Street Bank & Trust Co., 4.75%, dated 6/29/2007, to be repurchased at $359,142 on 7/2/2007 (h)	359,000	359,000
The Bear Stearns & Co., Inc., 5.40%, dated 6/29/2007, to be repurchased at $740,333 on 7/2/2007 (i)	740,000	740,000
Total Repurchase Agreements (Cost $194,669,116)		194,669,116
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $21,956,055,161)+	99.4	21,956,055,161
Other Assets and Liabilities, Net	0.6	134,750,536
Net Assets	100.0	22,090,805,697
* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2007.
** Annualized yield at time of purchase; not a coupon rate.
*** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2007.
+ The cost for federal income tax purposes was $21,956,055,161.
(a) Reset date; not a maturity date.
(b) Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group	0.5
Financial Guaranty Insurance Company	0.5
Financial Security Assurance Inc.	0.2
MBIA Corp.	0.1
XL Capital Insurance	0.2
(c) Security incorporates a letter of credit from a major bank.
(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,703,000	US Treasury Bill	—	7/26/2007- 8/16/2007	3,686,218
2,713,000	US Treasury Bond	7.63-8.75	8/15/2020- 2/15/2025	3,585,687
20,671,000	US Treasury Note	3.5-5.5	5/15/2008- 8/31/2011	20,669,103
Total Collateral Value				27,941,008
(e) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
4,896,106	Federal National Mortgage Association	5.5	7/25/2037	4,794,648
21,928,164	Government National Mortgage Association	5.0-5.75	9/16/2027- 8/15/2046	21,759,918
Total Collateral Value				26,554,566
(f) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
87,205,000	Federal National Mortgage Association	5.5	7/25/2037	85,397,920
49,250,000	Government National Mortgage Association	5.5	1/20/2033- 4/20/2033	46,334,997
Total Collateral Value				131,732,917
(g) Collateralized by $11,614,690 Federal Nation Mortgage Association 4.5%, maturing on 12/25/2022 with a value of $11,222,135.
(h) Collateralized by $385,000 Federal Home Loan Mortgage Corp., Zero Coupon, maturing on 5/14/2008 with a value of $368,156.
(i) Collateralized by $765,000 Federal Nation Mortgage Association 6.0%, maturing on 6/1/2037 with a value of $755,259.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2007 (Unaudited)
Assets
Investments in securities, valued at amortized cost	$ 21,956,055,161
Cash	564,554
Receivable for investments sold	55,113,789
Interest receivable	101,725,574
Receivable for Fund shares sold	394,651
Other assets	335,954
Total assets	22,114,189,683
Liabilities
Dividends payable	20,301,716
Payable for Fund shares redeemed	533,995
Accrued management fee	56,981
Other accrued expenses and payables	2,491,294
Total liabilities	23,383,986
Net assets, at value	$ 22,090,805,697
Net Assets
Net assets consist of: Undistributed (distributions in excess of) net investment income	217
Accumulated net realized gain (loss)	(816,761)
Paid-in capital	22,091,622,241
Net assets, at value	$ 22,090,805,697
Net Asset Value

Prime Reserve Class S

Net Asset Value, offering and redemption price per share ($110,472,444 ÷ 110,565,463 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)
$ 1.00
Premium Class S Net Asset Value, offering and redemption price per share ($713,612,574 ÷ 713,701,780 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 1.00
Managed Net Asset Value, offering and redemption price per share ($692,972,981 ÷ 693,140,732 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 1.00

Institutional

Net Asset Value, offering and redemption price per share ($20,573,747,698 ÷ 20,574,291,928 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)
$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
Investment Income	For the Period June 1, 2007 through June 30, 2007 (Unaudited)	For the Year Ended May 31, 2007
Income: Interest	$ 95,615,672	$ 925,085,186
Expenses: Management fee	2,247,276	22,087,465
Administration fee	1,772,787	17,270,804
Services to shareholders	85,712	999,241
Custodian fee	—	81,455
Auditing	1,800	47,909
Legal	14,280	180,040
Service fee	1,181	65,029
Reports to shareholders	8,910	92,223
Registration fees	33,450	819,260
Trustees' fees and expenses	45,000	482,098
Other	40,213	575,668
Total expenses before expense reductions	4,250,609	42,701,192
Expense reductions	(2,660,244)	(24,540,553)
Total expenses after expense reductions	1,590,365	18,160,639
Net investment income (loss)	94,025,307	906,924,547
Net gain (loss) on investment transactions	(1,361)	(563,297)
Net increase (decrease) in net assets resulting from operations	$ 94,023,946	$ 906,361,250

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	One Month Ended June 30, 2007 (Unaudited)	Year Ended May 31, 2007	Year Ended May 31, 2006
Operations: Net investment income	$ 94,025,307	$ 906,924,547	$ 437,975,092
Net realized gain (loss) on investment transactions	(1,361)	(563,297)	(6,857)
Net increase (decrease) in net assets resulting from operations	94,023,946	906,361,250	437,968,235
Distributions to shareholders from: Net investment income: Prime Reserve Class AARP	—	(432,526)	(2,702,416)
Prime Reserve Class S	(468,178)	(5,260,345)	(1,540,054)
Premium Class AARP	—	(1,218,967)	(6,975,901)
Premium Class S	(3,079,999)	(35,887,744)	(19,917,224)
Managed Shares	(3,116,567)	(24,794,389)	(17,022,270)
Institutional Shares	(87,360,344)	(839,184,793)	(389,963,610)
Fund share transactions: Proceeds from shares sold	27,754,925,706	225,030,816,967	107,757,604,631
Reinvestment of distributions	65,823,758	659,928,734	350,317,822
Cost of shares redeemed	(24,621,793,848)	(216,698,065,383)	(111,639,254,053)
Net increase (decrease) in net assets from Fund share transactions	3,198,955,616	8,992,680,318	(3,531,331,600)
Increase (decrease) in net assets	3,198,954,474	8,992,262,804	(3,531,484,840)
Net assets at beginning of period	18,891,851,223	9,899,588,419	13,431,073,259
Net assets at end of period (including undistributed net investment income of $217 and distributions in excess of net investment income of $2 and $145,785, respectively)	$ 22,090,805,697	$ 18,891,851,223	$ 9,899,588,419

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Prime Reserve Class S Years Ended May 31,	2007[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.004	.051	.038	.018	.007	.011
Distributions from net investment income	(.004)	(.051)	(.038)	(.018)	(.007)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	.42**	5.23	3.86	1.78	.66	1.14
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	110	111	41	48	38	48
Ratio of expenses before expense reductions (%)	.36*	.37	.43	.46	.64	.65
Ratio of expenses after expense reductions (%)	.21*	.23	.27	.32	.49	.50
Ratio of net investment income (%)	5.16*	5.13	3.77	1.80	.65	1.09
[a] For the period from June 1, 2007 through June 30, 2007 (see Note A) (Unaudited). [b] Total returns would have been lower had certain expenses not been reduced. * Annualized ** Not annualized
Premium Class S Years Ended May 31,	2007[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.004	.052	.039	.019	.008	.013
Distributions from net investment income	(.004)	(.052)	(.039)	(.019)	(.008)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	.43**	5.33	3.98	1.94	.81	1.29
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	714	715	510	499	512	653
Ratio of expenses before expense reductions (%)	.27*	.28	.31	.30	.49	.50
Ratio of expenses after expense reductions (%)	.12*	.14	.15	.16	.33	.35
Ratio of net investment income (%)	5.25*	5.22	3.92	1.96	.81	1.24
[a] For the period from June 1, 2007 through June 30, 2007 (see Note A) (Unaudited). [b] Total returns would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

DWS Money Market Series (the "Fund") is a diversified investment portfolio of DWS Money Market Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund changed its fiscal year end from May 31 to December 31 (please see Note G, under the caption Subsequent Event).

The Fund offers multiple classes of shares which provide investors with different purchase options: Prime Reserve Class S, Premium Class S, Managed Shares and Institutional Shares. Certain detailed information for Managed Shares and Institutional Shares is provided separately and is available upon request. Prime Reserve Class S and Premium Class S shares are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

In September 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of June 30, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At May 31, 2007, the Fund had a net tax basis capital loss carryforward of approximately $811,000, which may be applied against any realized net taxable gains of each succeeding year until fully utilized or until May 31, 2010 ($214,801) and May 31, 2015 ($596,159), the expiration date, whichever occurs first.

In July 2006, FASB issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for the Fund a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns. Management has evaluated the application of FIN 48 and has determined there is no impact on the Fund's financial statements.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. The Investment Management Agreement was Amended and Restated effective June 1, 2006.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets accrued daily and payable monthly, at the following annual rates:

First $1.5 billion of the Fund's average daily net assets	.165%
Next $1.75 billion of such net assets	.150%
Next $1.75 billion of such net assets	.135%
Over $5 billion of such net assets	.120%

For the period from June 1, 2007 through September 30, 2007, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering expenses) to the extent necessary to maintain the annual expenses of each class as follows:

Prime Reserve Class S	.37%
Premium Class S	.28%
Managed Shares	.20%
Institutional Class	.15%

For the one month ended June 30, 2007, the Advisor voluntarily waived all or a portion of its management fee and administration fee.

Accordingly, for the one month ended June 30, 2007, the Advisor waived all of its management fee pursuant to the Investment Management Agreement aggregating $2,247,276, which resulted in an annualized effective rate of 0.00% of the Fund's average daily net assets.

Administration Fee. Pursuant to the Administrative Services Agreement with DIMA, the Advisor provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the one month ended June 30, 2007, the Advisor received an Administration Fee of $1,772,787, of which $411,904 was waived and $1,360,883 is unpaid.

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement among DWS-SISC and DST Systems, Inc. ("DST"), DWS-SISC has delegated certain transfer agent and dividend paying agent functions to DST. DWS-SISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the one month ended June 30, 2007, the amounts charged to the Fund by DWS-SISC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2007
Prime Reserve Class S	11,124	11,124
Premium Class S	21,653	21,653
Managed Shares	1,771	1,771
Institutional Shares	32,924	23,049
	$ 67,472	$ 57,597

Shareholder Servicing Fee. DWS Scudder Distributors, Inc. ("DWS-SDI"), an affiliate of the Advisor, provides information and administrative services for a fee ("Service Fee") to Managed Class shareholders at an annual rate of up to 0.05% of average daily net assets. DWS-SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the one month ended June 30, 2007, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at June 30, 2007	Annualized Effective Rate
Managed Shares	$ 1,181	$ 1,181	0.00%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the one month ended June 30, 2007, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $3,960, all of which is unpaid.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregated annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairperson of the Board and the Chairperson of each Committee of the Board receives additional compensation for their services. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

C. Fee Reductions

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. During the one month ended June 30, 2007, the custodian fees were reduced by $1,064 for custody credits earned.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $750 million revolving credit facility administered by JPMorgan Chase Bank N.A. for temporary or emergency purposes, that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds rate plus 0.35 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Period from June 1, 2007 through June 30, 2007		Year Ended May 31, 2007
	Shares	Dollars	Shares	Dollars
Shares sold
Prime Reserve Class AARP	—	$ —	3,417,074*	$ 3,417,074*
Prime Reserve Class S	2,578,905	2,578,905	40,386,197	40,386,197
Premium Class AARP	—	—	16,535,490*	16,535,490*
Premium Class S	25,077,463	25,077,463	362,115,516	362,115,516
Managed	365,526,811	365,526,811	1,579,713,807	1,579,713,807
Institutional	27,361,742,527	27,361,742,527	223,028,648,134	223,028,648,883
		$ 27,754,925,706		$ 225,030,816,967
Shares issued to shareholders in reinvestment of distributions
Prime Reserve Class AARP	—	$ —	262,068*	$ 262,068*
Prime Reserve Class S	445,981	445,981	4,995,416	4,995,416
Premium Class AARP	—	—	731,634*	731,634*
Premium Class S	2,921,152	2,921,152	33,694,670	33,694,670
Managed	590,939	590,939	5,177,907	5,177,907
Institutional	61,865,686	61,865,686	615,067,039	615,067,039
		$ 65,823,758		$ 659,928,734
Shares redeemed
Prime Reserve Class AARP	—	$ —	(2,693,855)*	$ (2,693,855)*
Prime Reserve Class S	(3,404,792)	(3,404,792)	(45,366,188)	(45,366,188)
Premium Class AARP	—	—	(9,616,189)*	(9,616,189)*
Premium Class S	(29,615,449)	(29,615,449)	(386,893,859)	(386,893,859)
Managed	(269,600,669)	(269,600,669)	(1,442,208,412)	(1,442,208,412)
Institutional	(24,319,172,938)	(24,319,172,938)	(214,811,286,880)	(214,811,286,880)
		$ (24,621,793,848)		$ (216,698,065,383)
Shares converted*
Prime Reserve Class AARP	—	$ —	(69,812,223)	$ (69,727,053)
Prime Reserve Class S	—	—	69,812,223	69,727,053
Premium Class AARP	—	—	(196,755,249)	(196,753,879)
Premium Class S	—	—	196,755,249	196,753,879
		$ —		$ —
Net increase (decrease)
Prime Reserve Class AARP	—	$ —	(68,826,936)*	$ (68,741,766)*
Prime Reserve Class S	(379,906)	(379,906)	69,827,648	69,742,478
Premium Class AARP	—	—	(189,104,314)*	(189,102,944)*
Premium Class S	(1,616,834)	(1,616,834)	205,671,576	205,670,206
Managed	96,517,081	96,517,081	142,683,302	142,683,302
Institutional	3,104,435,275	3,104,435,275	8,832,428,293	8,832,429,042
		$ 3,198,955,616		$ 8,992,680,318
* On June 28, 2006, the Board of the Fund approved the conversion of the Prime Reserve Class AARP and Premium Class AARP shares of the Fund into Prime Reserve Class S and Premium Class S, respectively, of the Fund. These conversions were completed on July 14, 2006 and these shares are no longer offered.

F. Regulatory Matters and Litigation

Regulatory Settlements. On December 21, 2006, Deutsche Asset Management ("DeAM") settled proceedings with the Securities and Exchange Commission ("SEC") and the New York Attorney General on behalf of Deutsche Asset Management, Inc. ("DAMI") and Deutsche Investment Management Americas Inc. ("DIMA"), the investment advisors to many of the DWS Scudder funds, regarding allegations of improper trading of fund shares at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. These regulators alleged that although the prospectuses for certain funds in the regulators' view indicated that the funds did not permit market timing, DAMI and DIMA breached their fiduciary duty to those funds in that their efforts to limit trading activity in the funds were not effective at certain times. The regulators also alleged that DAMI and DIMA breached their fiduciary duty to certain funds by entering into certain market timing arrangements with investors. These trading arrangements originated in businesses that existed prior to the currently constituted DeAM organization, which came together as a result of various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved these trading arrangements. Under the terms of the settlements, DAMI and DIMA neither admitted nor denied any wrongdoing.

The terms of the SEC settlement, which identified improper trading in the legacy Deutsche and Kemper mutual funds only, provide for payment of disgorgement in the amount of $17.2 million. The terms of the settlement with the New York Attorney General provide for payment of disgorgement in the amount of $102.3 million, which is inclusive of the amount payable under the SEC settlement, plus a civil penalty in the amount of $20 million. The total amount payable by DeAM, approximately $122.3 million, would be distributed to funds in accordance with a distribution plan to be developed by a distribution consultant. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and have already been reserved.

Among the terms of the settled orders, DeAM is subject to certain undertakings regarding the conduct of its business in the future, including: formation of a Code of Ethics Oversight Committee to oversee all matters relating to issues arising under the advisors' Code of Ethics; establishment of an Internal Compliance Controls Committee having overall compliance oversight responsibility of the advisors; engagement of an Independent Compliance Consultant to conduct a comprehensive review of the advisors' supervisory compliance and other policies and procedures designed to prevent and detect breaches of fiduciary duty, breaches of the Code of Ethics and federal securities law violations by the advisors and their employees; and commencing in 2008, the advisors shall undergo a compliance review by an independent third party.

In addition, DeAM is subject to certain further undertakings relating to the governance of the mutual funds, including that: at least 75% of the members of the Boards of Trustees/Directors overseeing the DWS Funds continue to be independent of DeAM; the Chairmen of the DWS Funds' Boards of Trustees/Directors continue to be independent of DeAM; DeAM maintain existing management fee reductions for certain funds for a period of five years and not increase management fees for certain funds during this period; the funds retain a senior officer (or independent consultants) responsible for assisting in the review of fee arrangements and monitoring compliance by the funds and the investment advisors with securities laws, fiduciary duties, codes of ethics and other compliance policies, the expense of which shall be borne by DeAM; and periodic account statements, fund prospectuses and the mutual funds' web site contain additional disclosure and/or tools that assist investors in understanding the fees and costs associated with an investment in the funds and the impact of fees and expenses on fund returns.

DeAM has also settled proceedings with the Illinois Secretary of State regarding market timing matters. The terms of the Illinois settlement provide for investor education contributions totaling approximately $4 million and a payment in the amount of $2 million to the Securities Audit and Enforcement Fund.

On September 28, 2006, the SEC and the National Association of Securities Dealers ("NASD") announced final agreements in which Deutsche Investment Management Americas Inc. ("DIMA"), Deutsche Asset Management, Inc. ("DAMI") and Scudder Distributors, Inc. ("SDI") (now known as DWS Scudder Distributors, Inc.) settled administrative proceedings regarding disclosure of brokerage allocation practices in connection with sales of the Scudder Funds' (now known as the DWS Scudder Funds) shares during 2001-2003. The agreements with the SEC and NASD are reflected in orders which state, among other things, that DIMA and DAMI failed to disclose potential conflicts of interest to the fund Boards and to shareholders relating to SDI's use of certain funds' brokerage commissions to reduce revenue sharing costs to broker-dealer firms with whom it had arrangements to market and distribute Scudder Fund shares. These directed brokerage practices were discontinued in October 2003.

Under the terms of the settlements, in which DIMA, DAMI and SDI neither admitted nor denied any of the regulators' findings, DIMA, DAMI and SDI agreed to pay disgorgement, prejudgment interest and civil penalties in the total amount of $19.3 million. The portion of the settlements distributed to the funds was approximately $17.8 million and was paid to the funds as prescribed by the settlement orders based upon the amount of brokerage commissions from each fund used to satisfy revenue sharing agreements with broker-dealers who sold fund shares. Based on the prescribed settlement order, the Fund was not entitled to a portion of the settlement.

As part of the settlements, DIMA, DAMI and SDI also agreed to implement certain measures and undertakings relating to revenue sharing payments including making additional disclosures in the fund Prospectuses or Statements of Additional Information, adopting or modifying relevant policies and procedures and providing regular reporting to the fund Boards.

Private Litigation Matters. The matters alleged in the regulatory settlements described above also serve as the general basis of a number of private class action lawsuits involving the DWS funds. These lawsuits name as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making similar allegations.

Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

G. Subsequent Event

The Board of Directors of DWS Money Market Series (the "Fund") has approved a reorganization (the "Reorganization") pursuant to which the Fund will become a feeder fund of Cash Management Portfolio (the "Master Portfolio"). As a feeder fund in a master/feeder fund structure, the Fund no longer invests directly in securities and other instruments but invests all or substantially all of its assets in the Master Portfolio, which invests directly in securities and other instruments. Pursuant to the Reorganization, the Fund will contribute its net assets to the Master Portfolio in return for shares of the Master Portfolio equal in number to the number of the Fund Shares outstanding. The Reorganization will occur on July 27, 2007 and is a tax-free reorganization for Federal income tax purposes.

Account Management Resources

For shareholders of Class S
Automated Information Lines	(800) 728-3337 Personalized account information, the ability to exchange or redeem shares, and information on other DWS funds and services via touchtone telephone.
		Web Site	www.dws-scudder.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 728-3337 To speak with a DWS Scudder service representative.
Written Correspondence	DWS Scudder PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Prime Reserve Shares Class S
Nasdaq Symbol	SCRXX
Fund Number	2309
Premium Shares Class S
Nasdaq Symbol	SPMXX
Fund Number	2402

Privacy Statement

This privacy statement is issued by DWS Scudder Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the DWS Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

DWS Scudder
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

September 2006

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Committee on Independent Trustees/Directors selects and nominates Independent Trustees/Directors. Fund shareholders may submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to: c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Money Market Series (Premium Class S, Prime Reserve Class S), a series of DWS Money Market Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Money Market Series (Premium Class S, Prime Reserve Class S), a series of DWS Money Market Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 24, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	August 24, 2007